GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Aug. 31, 2021	Aug. 31, 2020
GOING CONCERN
Net operating income (loss)	$ (361,072)	$ (57,175)	$ (238,991)	$ (216,877)
Accumulated deficit	$ (3,350,368)		$ (2,973,628)	$ (3,843,927)